Prepaid expenses and deposits:	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Prepaid expenses and deposits:
6.	Prepaid expenses and deposits:

	June 30, 2026	June 30, 2025

Project deposits	$929	$7,963
Other prepaids and deposits	2,070	1,554
Balance, end of year	$2,999	$9,517

Current	2,487	9,517
Non-current	512	-
	$2,999	$9,517

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024